AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 0.1%
4,664,884	Amur Finance VI LLC, 144A ** ^ (Cost $4,656,606)	8.000	12/20/2024	$2,188,731

	EXCHANGE TRADED FUNDS - 3.8%
	FIXED INCOME - 3.8%
500,000	iShares MBS ETF			55,350,000
1,000,000	Vanguard Mortgage-Backed Securities ETF			54,370,000
	TOTAL EXCHANGE TRADED FUNDS (Cost $109,962,500)			109,720,000

	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 86.6%
897,717	ABFC 2004-OPT4 Trust, 1M Libor + 2.70%	2.885	7/25/2033	784,266
5,353,030	ABFC 2005-HE1 Trust, 1M Libor + 1.05%	1.235	3/25/2035	3,943,587
4,090,775	ABFC 2005-WMC1 Trust, 1M Libor + 0.89%	1.069	6/25/2035	2,957,750
4,666,070	ABFC 2007-NC1 Trust, 1M Libor + 1.00%, 144A	1.185	5/25/2037	2,702,442
3,463,740	ABFS Mortgage Loan Trust 2002-2, (B)	6.785	7/15/2033	2,763,699
4,246,261	ABFS Mortgage Loan Trust 2002-3, (B)	5.902	9/15/2033	3,292,210
1,861,730	ABFS Mortgage Loan Trust 2003-2 (A), 144A	8.000	4/25/2034	713,668
610,526	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 1M Libor + 2.03%	2.210	6/25/2034	576,356
1,455,754	ACE Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.78%	2.959	11/25/2034	1,274,264
4,712,926	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4, 1M Libor + 1.95%	2.135	12/25/2034	2,422,369
1,510,938	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.32%	1.505	1/25/2035	1,241,216
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 1M Libor + 4.13%	4.309	11/25/2033	546,171
4,031,566	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.85%	2.030	4/25/2035	2,502,534
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 1M Libor + 3.00%	3.184	8/25/2040	1,294,534
2,548,401	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP3, 1M Libor + 0.28%	0.465	6/25/2036	2,093,687
3,816,430	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP4, 1M Libor + 0.29%	0.475	8/25/2036	2,494,965
22,742,702	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1M Libor + 0.28%	0.465	4/25/2036	15,859,882
5,780,790	Adjustable Rate Mortgage Trust 2005-2, 1M Libor + 1.35%	1.535	6/25/2035	3,521,308
351,512	Adjustable Rate Mortgage Trust 2005-3, (A)	3.697	7/25/2035	278,342
3,663,155	Aegis Asset Backed Securities Trust 2005-5, 1M Libor +0.45%	0.635	12/25/2035	2,548,795
3,433,143	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 1M Libor + 3.00%	3.184	6/25/2034	2,480,571
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 5.25%	5.434	10/25/2034	680,038
21,320,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1M Libor + 0.50%	0.685	10/25/2035	13,786,531
1,131,858	Alternative Loan Trust 2004-J9, 1M Libor + 2.78%	2.959	10/25/2034	762,769
1,023,317	Alternative Loan Trust 2006-OA22, 1M Libor + 0.24%	0.425	2/25/2047	591,177
10,657,019	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.38%	0.565	3/25/2046	6,746,494
3,607,916	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 4.50%	4.685	5/25/2034	2,605,631
2,199,965	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.70%	2.885	5/25/2034	1,969,671
2,722,790	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.92%	2.104	9/25/2034	1,706,176
2,409,578	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.80%	1.985	9/25/2034	1,872,032
2,907,002	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R9, 1M Libor + 2.10%	2.284	10/25/2034	1,490,529
2,351,672	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	2.284	11/25/2034	2,042,123
8,521,825	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R1, 1M Libor + 1.50%	1.685	3/25/2035	6,074,579
4,299,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R1, 1M Libor + 1.11%	1.294	3/25/2035	4,092,355
3,518,226	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.83%	2.014	7/25/2035	1,560,132
6,000,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.05%	1.235	7/25/2035	4,079,687
10,470,731	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R6, 1M Libor + 1.15%	1.334	8/25/2035	3,460,569
9,565,787	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R7, 1M Libor + 0.73%	0.915	9/25/2035	4,831,160
1,156,936	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 1.45%	1.635	1/25/2036	696,414
26,084,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 0.69%	0.875	1/25/2036	17,589,865
8,057,254	Ameriquest Mortgage Securities Trust 2006-R1, 1M Libor + 0.56%	0.745	3/25/2036	5,624,480
4,974,404	Ameriquest Mortgage Securities Trust 2006-R2, 1M Libor + 0.49%	0.674	4/25/2036	3,342,326
27,758	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 1M Libor + 1.85%	2.035	11/25/2029	22,598
36,588,438	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W2, 1M Libor + 0.53%	0.714	10/25/2035	23,025,653
21,347,516	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W5, 1M Libor + 0.46%	0.645	1/25/2036	14,836,429
2,751,588	Argent Securities Trust 2006-W1, 1M Libor + 0.41%	0.595	3/25/2036	1,952,755
1,641,985	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE3, 1M Libor + 6.00%	6.185	6/15/2033	1,467,441
27,057,063	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6, 1M Libor + 0.23%	0.415	11/25/2036	22,539,486
17,765,000	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, 1M Libor + 0.64%	0.825	11/25/2035	13,350,127
3,015,268	Asset Backed Securities Corp Home Equity Loan Trust Series WMC 2005-HE5, 1M Libor + 1.05%	1.235	6/25/2035	440,257
3,778,100	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.89%	2.075	1/25/2035	2,907,703

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 86.6% (continued)
7,500,000	Asset-Backed Pass-Through Certificates Series 2005-R4, 1M Libor + 1.80%	1.985	7/25/2035	$5,590,889
1,635,806	Banc of America Funding 2004-B Trust, (A)	3.666	12/20/2034	1,351,059
6,459,217	Banc of America Funding 2006-G Trust, 1/m Libor + 0.48%	0.670	7/20/2036	9,467,668
3,073,159	Banc of America Mortgage 2004-K Trust, (A)	3.884	12/25/2034	1,978,674
5,369,000	Bayview Financial Mortgage Pass-Through Trust 2006-A, 1M Libor + 2.48%	2.659	2/28/2041	5,262,930
31,555	Bear Stearns ARM Trust 2003-8, (A)	4.000	1/25/2034	28,666
597,213	Bear Stearns ARM Trust 2004-7, (A)	4.250	10/25/2034	544,264
2,977,375	Bear Stearns Asset Backed Securities I Trust 2004-HE11, 1M Libor + 2.55%	2.734	12/25/2034	1,393,185
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CL1, 1M Libor + 0.63%	1.113	9/25/2034	2,704,538
2,727,567	Bear Stearns Asset Backed Securities I Trust 2005-HE1, 1M Libor + 2.33%	2.509	1/25/2035	2,442,406
9,892,751	Bear Stearns Asset Backed Securities I Trust 2005-HE9, 1M Libor + 1.20%	1.384	10/25/2035	7,753,587
30,781,295	Bear Stearns Asset Backed Securities I Trust 2006-HE9, 1M Libor + 0.29%	0.475	11/25/2036	22,456,189
3,000,000	Bear Stearns Asset Backed Securities I Trust 2007-HE6, 1M Libor + 1.60%	1.784	8/25/2037	2,558,221
2,862,318	Bear Stearns Asset Backed Securities I Trust 2006-4, 1M Libor + 0.75%	0.934	10/25/2036	476,704
16,250,000	BNC Mortgage Loan Trust 2007-2, 1M Libor + 0.29%	0.475	5/25/2037	12,130,846
14,209,424	Carrington Mortgage Loan Trust Series 2005-NC5, 1M Libor + 0.52%	0.704	10/25/2035	9,804,482
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.30%	0.484	7/25/2036	23,887,786
11,328,589	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.25%	0.434	4/25/2036	8,360,626
4,879,436	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.15%	0.335	4/25/2036	4,528,669
3,480,958	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.25%	0.434	10/25/2036	2,916,502
24,526,000	Carrington Mortgage Loan Trust Series 2006-NC1, 1M Libor + 0.42%	0.605	1/25/2036	16,707,847
17,962,000	Carrington Mortgage Loan Trust Series 2006-NC2, 1M Libor + 0.27%	0.455	6/25/2036	11,780,753
30,000,000	Carrington Mortgage Loan Trust Series 2006-NC3, 1M Libor + 0.24%	0.425	8/25/2036	22,358,736
7,805,495	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.30%	0.484	10/25/2036	4,779,329
25,589,500	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.24%	0.425	10/25/2036	20,164,590
6,395,000	Carrington Mortgage Loan Trust Series 2006-OPT1, 1M Libor + 0.37%	0.555	2/25/2036	4,490,545
8,417,094	Carrington Mortgage Loan Trust Series 2006-RFC1, 1M Libor + 0.29%	0.475	5/25/2036	5,301,220
12,825,882	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.50%	0.685	2/25/2037	7,847,008
3,000,000	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.26%	0.444	2/25/2037	2,715,631
10,000,000	Carrington Mortgage Loan Trust Series 2007-HE1, 1M Libor + 0.29%	0.475	6/25/2037	6,796,035
22,415,000	Carrington Mortgage Loan Trust Series 2007-RFC1, 1M Libor + 0.26%	0.404	10/25/2036	16,204,489
12,785,364	Carrington Mortgage Loan Trust Series 2007-RFC1, 1M Libor + 0.22%	0.444	12/25/2036	6,288,489
3,774,725	Centex Home Equity Loan Trust 2002-C, 1M Libor + 1.15%	1.334	9/25/2032	3,213,690
365,663	Centex Home Equity Loan Trust 2004-B, 1M Libor + 2.33%	2.509	3/25/2034	11,905
2,112,961	Centex Home Equity Loan Trust 2004-C, 1M Libor + 2.10%	2.284	6/25/2034	449,220
4,049,717	Centex Home Equity Loan Trust 2004-C, 1M Libor + 1.73%	1.910	6/25/2034	3,457,403
400,473	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.03%	1.214	9/25/2034	408,096
9,622,645	Centex Home Equity Loan Trust 2005-D, 1M Libor + 1.20%	1.384	10/25/2035	7,903,702
17,000,000	Centex Home Equity Loan Trust 2006-A, 1M Libor + 0.37%	0.555	6/25/2036	11,867,396
3,300,000	ChaseFlex Trust Series 2007-2, 1M Libor + 0.44%	0.624	5/25/2037	2,245,641
722,044	CHL Mortgage Pass-Through Trust 2004-6 (A)	4.669	5/25/2034	667,984
81,751,747	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	1.934	12/25/2021	19,162,781
14,454,834	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	1.934	10/25/2037	3,400,751
1,254,592	Citigroup Mortgage Loan Trust 2005-3 (A)	4.644	8/25/2035	1,118,089
5,697,634	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.29%	0.475	9/25/2036	4,513,402
2,621,839	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.26%	0.444	9/25/2036	2,332,206
3,000,000	Citigroup Mortgage Loan Trust 2006-HE2, 1M Libor + 0.38%	0.565	8/25/2036	1,994,723
9,428,345	Citigroup Mortgage Loan Trust 2006-NC1, 1M Libor + 0.29%	0.475	8/25/2036	7,616,229
4,506,661	Citigroup Mortgage Loan Trust 2006-WMC1, 1M Libor + 0.62%	0.799	12/25/2035	2,965,959
1,188,974	Citigroup Mortgage Loan Trust 2007-10, (A)	4.346	9/25/2037	1,017,062
8,745,237	Citigroup Mortgage Loan Trust 2007-AHL1, 1M Libor + 0.27%	0.455	12/25/2036	7,289,216
5,361,787	Citigroup Mortgage Loan Trust 2007-AMC4, 1M Libor + 0.30%	0.484	5/25/2037	4,111,977
1,507,403	Citigroup Mortgage Loan Trust 2007-WFHE1, 1M Libor + 0.36%	0.545	1/25/2037	1,063,801
8,989,025	Citigroup Mortgage Loan Trust 2007-WFHE2, 1M Libor + 0.65%	0.835	3/25/2037	6,428,998
2,301,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 4.50%	4.685	12/25/2033	2,108,739
2,000,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 1.12%	1.304	7/25/2035	1,816,642
6,302,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 0.28%	0.465	6/25/2037	4,189,237
1,437,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 2.50%	2.684	7/25/2037	940,617
1,014,072	Citigroup Mortgage Loan Trust Series 2004-OPT1 Asset Backed Pass-Through Cert, 1M Libor + 2.63%	2.810	10/25/2034	720,632
5,962,266	Connecticut Avenue Securities Trust 2018-R07, 1M Libor + 2.40%, 144A	2.585	4/25/2031	5,945,491

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 86.6% (continued)
2,405,966	Connecticut Avenue Securities Trust 2019-R02, 1M Libor + 2.30%, 144A	2.485	8/25/2031	$2,390,066
3,000,000	Connecticut Avenue Securities Trust 2019-R04, 1M Libor + 5.25%, 144A	5.434	6/25/2039	2,787,667
4,456,756	Connecticut Avenue Securities Trust 2019-R04, 1M Libor + 2.10%, 144A	2.284	6/25/2039	4,365,157
1,250,000	Connecticut Avenue Securities Trust 2019-R05, 1M Libor + 4.10%, 144A	4.285	7/25/2039	1,135,132
21,750,000	Connecticut Avenue Securities Trust 2019-R06, 1M Libor + 3.75%, 144A	3.935	9/25/2039	17,506,153
3,000,000	Connecticut Avenue Securities Trust 2019-R06, 1M Libor + 2.10%, 144A	2.284	9/25/2039	2,938,183
3,500,000	Connecticut Avenue Securities Trust 2020-R01, 1M Libor + 3.25%, 144A	3.435	1/25/2040	2,513,761
15,000,000	Connecticut Avenue Securities Trust 2020-R01, 1M Libor + 2.05%, 144A	2.234	1/25/2040	14,432,471
4,871,321	Connecticut Avenue Securities Trust 2020-R01, 1M Libor + 0.80%, 144A	0.984	1/25/2040	4,863,377
12,000,000	Connecticut Avenue Securities Trust 2020-R02, 1M Libor + 3.00%, 144A	3.184	1/25/2040	8,608,099
9,750,000	Connecticut Avenue Securities Trust 2020-R02, 1M Libor + 2.00%, 144A	2.185	1/25/2040	9,353,568
3,883,111	Conseco Finance Corp., (A)	7.240	11/15/2028	3,915,011
4,968,657	Conseco Finance Corp., (A)	6.980	9/1/2030	4,532,481
213,008	Countrywide Asset-Backed Certificates, 1M Libor + 5.63%, 144A	5.810	10/25/2032	213,570
330,294	Countrywide Asset-Backed Certificates, 1M Libor + 4.50%, 144A	4.685	11/25/2033	370,142
6,080,000	Countrywide Asset-Backed Certificates, 144A, (B)	5.000	11/25/2035	5,835,713
3,721,831	Countrywide Asset-Backed Certificates, 1M Libor + 1.15%	1.334	12/25/2035	1,580,979
5,125,545	Countrywide Asset-Backed Certificates, 1M Libor + 1.00%	1.185	1/25/2036	1,412,741
3,904,148	Countrywide Asset-Backed Certificates, 1M Libor + 0.73%, 144A	0.915	2/25/2036	2,785,767
3,200,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.73%	0.915	4/25/2036	1,839,171
17,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.49%	0.674	4/25/2036	10,746,402
3,038,652	Countrywide Asset-Backed Certificates, 1M Libor + 0.39%	0.574	7/25/2036	1,376,896
7,596,672	Countrywide Asset-Backed Certificates, 1M Libor + 0.33%	0.515	3/25/2037	6,111,727
2,792,918	Countrywide Asset-Backed Certificates, 1M Libor + 0.34%	0.524	6/25/2037	1,260,039
12,649,244	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	0.434	6/25/2037	9,249,279
24,660,440	Countrywide Asset-Backed Certificates, 1M Libor + 0.27%	0.455	11/25/2037	14,138,952
11,121,604	Countrywide Asset-Backed Certificates, 1M Libor + 0.23%	0.415	5/25/2047	5,918,593
26,936,840	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	0.434	6/25/2047	14,638,950
8,264,118	Countrywide Asset-Backed Certificates, 1M Libor + 0.26%	0.444	6/25/2047	5,705,835
18,341,640	Countrywide Asset-Backed Certificates, 1M Libor + 0.26%	0.444	6/25/2047	11,896,885
1,875,567	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 1.50%	2.447	2/25/2032	1,736,864
1,238,572	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 3.85%	4.797	4/25/2034	419,708
1,759,985	Credit-Based Asset Servicing & Securitization LLC,1M Libor + 4.50%, 144A	4.685	3/25/2033	920,194
383,094	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.85%, 144A	3.035	10/25/2034	327,317
3,185,723	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.20%, 144A	1.384	7/25/2035	891,621
2,000,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.69%	0.875	7/25/2035	1,626,034
1,600,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.65%	0.830	8/25/2035	1,439,612
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor, 144A, (B)	6.000	9/25/2035	3,572,955
1,661,745	Credit-Based Asset Servicing & Securitization LLC, lM Libor + 0.44%	0.828	12/25/2035	686,696
3,698,816	Credit-Based Asset Servicing & Securitization LLC, 144A, (B)	7.250	3/25/2046	853,267
1,524,644	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, (A)	4.158	10/25/2033	1,145,158
4,216,646	CWABS Asset-Backed Certificates Trust 2004-7, 1M Libor + 2.10%	2.284	10/25/2034	1,611,599
1,268,647	CWABS Asset-Backed Certificates Trust 2004-9, 1M Libor + 1.65%	1.834	11/25/2034	853,918
2,341,685	CWABS Asset-Backed Certificates Trust 2005-1, 1M Libor + 1.40%	1.585	7/25/2035	1,466,709
1,949,984	CWABS Asset-Backed Certificates Trust 2005-11, 1M Libor + 0.72%	0.905	2/25/2036	852,238
15,950,484	CWABS Asset-Backed Certificates Trust 2005-14, 1M Libor + 0.78%	0.965	4/25/2036	11,821,982
5,047,400	CWABS Asset-Backed Certificates Trust 2005-16, 1M Libor + 0.76%	0.944	5/25/2036	1,707,232
5,196,893	CWABS Asset-Backed Certificates Trust 2006-7, 1M Libor + 0.28%	0.465	4/25/2046	3,845,931
26,400,000	CWABS Asset-Backed Certificates Trust 2007-11, 1M Libor + 0.30%	0.484	6/25/2047	18,119,072
6,800,000	CWABS Asset-Backed Certificates Trust 2007-11, 1M Libor + 0.30%	0.484	6/25/2047	4,531,236
17,953,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	1.154	8/25/2047	10,823,483
4,000,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	1.154	8/25/2047	2,382,008
9,916,000	CWABS Asset-Backed Certificates Trust 2007-13, 1M Libor + 1.50%	1.685	10/25/2047	6,780,585
1,358,327	Delta Funding Home Equity Loan Trust 1999-1, (A)	6.800	3/15/2028	1,295,122
1,762,389	Delta Funding Home Equity Loan Trust 1999-2	7.370	8/15/2030	1,189,286
1,045,745	Delta Funding Home Equity Loan Trust 2000-3, (B)	8.390	11/15/2030	978,469
8,116,285	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, 1M Libor + 0.30%	0.484	4/25/2036	7,619,765
952,680	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1, 1M Libor + 0.35%, 144A	0.535	4/15/2036	727,638
2,380,571	DSLA Mortgage Loan Trust 2004-AR1, 1M Libor + 1.13%	1.319	9/19/2044	1,504,484
10,779,038	Ellington Loan Acquisition Trust 2007-1, 1M Libor + 2.10%, 144A	2.284	5/25/2037	7,706,121

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 86.6% (continued)
3,381,000	Ellington Loan Acquisition Trust 2007-1, 1M Libor + 1.60%, 144A	1.784	5/25/2037	$2,860,957
4,245,000	EMC Mortgage Loan Trust, 1M Libor + 3.38%, 144A	3.560	1/25/2041	2,996,733
11,561,408	Encore Credit Receivables Trust 2005-2, 1M Libor + 0.98%	1.159	11/25/2035	9,769,351
3,718,860	Encore Credit Receivables Trust 2005-3, 1M Libor + 1.76%	1.940	10/25/2035	3,214,124
6,708,033	Encore Credit Receivables Trust 2005-4, 1M Libor + 1.05%	1.235	1/25/2036	4,847,987
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 1M Libor + 5.10%	5.285	10/25/2034	1,746,545
1,782,268	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	1.985	4/25/2035	1,634,741
4,288,477	Equity One Mortgage Pass-Through Trust 2003-3 (A)	5.459	12/25/2033	3,462,892
8,967,781	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.90%	5.084	11/25/2024	9,220,673
12,200,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 5.50%, 144A	5.685	9/25/2029	12,870,944
1,705,922	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.65%, 144A	3.835	9/25/2029	1,721,576
5,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.00%	3.184	10/25/2029	5,076,409
9,567,612	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.85%	3.035	11/25/2029	9,488,664
2,445,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.45%	4.634	2/25/2030	2,387,988
2,766,312	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.50%	2.684	5/25/2030	2,746,155
20,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.00%	4.184	8/25/2030	19,142,554
8,500,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.50%	4.685	12/25/2030	8,212,042
9,850,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.10%	4.285	3/25/2031	9,539,399
5,250,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.75%	3.935	3/25/2031	5,079,660
13,883,904	FASST 2019-JR1 A, 144A	2.000	3/25/2069	14,973,860
14,808,943	FASST 2019-JR4 A, 144A	2.000	11/25/2069	15,180,495
1,920,568	FFMLT Trust 2004-FF3, 1M Libor + 2.40%	2.585	11/25/2034	1,727,614
7,054,782	FFMLT Trust 2005-FF2, 1M Libor + 1.05%	1.235	3/25/2035	4,865,341
7,370,094	FFMLT Trust 2005-FF11, 1M Libor + 0.93%	1.114	11/25/2035	5,571,218
1,724,282	Finance America Mortgage Loan Trust 2004-3, 1M Libor + 1.65%	1.834	11/25/2034	1,426,569
1,878,648	First Franklin Mortgage Loan Trust 2003-FF4, 1M Libor + 2.48%	2.660	10/25/2033	1,011,100
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2, 1M Libor + 1.88%	2.059	3/25/2034	1,638,757
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 1M Libor + 2.25%	2.435	6/25/2034	752,099
2,533,829	First Franklin Mortgage Loan Trust 2004-FF7, (B)	5.500	9/25/2034	2,197,007
4,722,831	First Franklin Mortgage Loan Trust 2004-FFH2, 1M Libor + 1.58%	1.760	6/25/2034	3,992,163
3,564,893	First Franklin Mortgage Loan Trust 2005-FF5, 1M Libor + 1.20%	1.384	5/25/2035	1,992,376
19,923,002	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	0.725	10/25/2035	17,838,747
4,696,653	First Franklin Mortgage Loan Trust 2005-FFH2, 1M Libor + 1.05%, 144A	1.235	4/25/2035	3,595,970
12,473,000	First Franklin Mortgage Loan Trust 2006-FF1, 1M Libor + 0.46%	0.645	1/25/2036	10,453,131
11,730,102	First Franklin Mortgage Loan Trust 2006-FF4, 1M Libor + 0.36%	0.708	3/25/2036	8,780,888
3,860,000	First Franklin Mortgage Loan Trust 2006-FF5, 1M Libor + 0.27%	0.455	4/25/2036	2,495,541
2,271,158	First Franklin Mortgage Loan Trust 2006-FF7, 1M Libor + 0.25%	0.434	5/25/2036	826,372
4,777,201	First Franklin Mortgage Loan Trust 2006-FF9, 1M Libor + 0.25%	0.434	6/25/2036	2,215,416
4,120,000	First Franklin Mortgage Loan Trust 2006-FF15, 1M Libor + 0.31%	0.494	11/25/2036	2,774,223
16,000,000	Freddia Mac Stacr Remic Trust 2019-Hqa4, 1M Libor + 2.05%, 144A	2.234	11/25/2049	15,676,194
26,300,000	Freddie Mac STACR REMIC Trust 2020-DNA2, 1M Libor + 2.50%, 144A	2.684	2/25/2050	21,793,069
4,564,525	Freddie Mac STACR REMIC Trust 2020-DNA2, 1M Libor + 0.75%, 144A	0.934	2/25/2050	4,539,627
1,100,000	Freddie Mac STACR REMIC Trust 2020-HQA1, 1M Libor + 5.10%, 144A	5.285	1/25/2050	594,443
7,250,000	Freddie Mac STACR REMIC Trust 2020-HQA1, 1M Libor + 2.35%, 144A	2.535	1/25/2050	5,861,687
5,000,000	Freddie Mac STACR REMIC Trust 2020-HQA1, 1M Libor + 1.90%, 144A	2.085	1/25/2050	4,797,600
23,000,000	Freddie Mac STACR REMIC Trust 2020-HQA2, 1M Libor + 3.10%, 144A	3.284	3/25/2050	22,312,785
1,773,388	Freddie Mac STACR Trust 2019-DNA1, 1M Libor + 2.65%	2.834	1/25/2049	1,763,090
2,000,000	Freddie Mac STACR Trust 2019-DNA2, 1M Libor + 10.50%	10.685	3/25/2049	1,939,789
1,500,000	Freddie Mac STACR Trust 2019-DNA3, 1M Libor + 3.25%	3.435	7/25/2049	1,429,122
7,328,073	Freddie Mac STACR Trust 2019-DNA3, 1M Libor + 2.05%	2.234	7/25/2049	7,226,356
7,617,574	Freddie Mac STACR Trust 2019-HQA2, 1M Libor + 2.05%	2.234	4/25/2049	7,517,698
8,898,558	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M Libor + 2.30%	2.485	9/25/2030	8,849,640
1,421,322	Fremont Home Loan Trust 2004-3, 1M Libor + 1.88%	2.059	11/25/2034	1,035,223
3,085,111	Fremont Home Loan Trust 2004-4, 1M Libor + 1.50%	1.685	3/25/2035	1,311,162
1,524,417	Fremont Home Loan Trust 2004-4, 1M Libor + 1.43%	1.609	3/25/2035	1,122,082
375,966	Fremont Home Loan Trust 2004-4, 1M Libor + 0.92%	1.100	3/25/2035	276,215
934,690	Fremont Home Loan Trust 2004-D, 1M Libor + 0.95%	1.130	11/25/2034	889,164
6,059,793	Fremont Home Loan Trust 2005-1, 1M Libor + 1.80%, 144A	1.985	6/25/2035	1,822,685
12,370,598	Fremont Home Loan Trust 2005-2, 1M Libor + 0.98%	1.159	6/25/2035	7,263,283
5,963,676	Fremont Home Loan Trust 2005-A, 1M Libor + 1.05%	1.235	1/25/2035	3,313,532

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 86.6% (continued)
3,948,313	Fremont Home Loan Trust 2005-C, 1M Libor + 0.99%	1.175	7/25/2035	$2,057,245
8,796,797	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1M Libor + 0.69%	0.875	10/25/2035	7,036,128
2,155,677	GreenPoint Mortgage Funding Trust 2005-HY1, 1M Libor + 0.59%	0.775	7/25/2035	1,580,697
2,384,721	GreenPoint Mortgage Funding Trust Series 2006-AR4, 1M Libor + 0.32%	0.505	9/25/2046	1,595,612
4,921,981	GSAA Home Equity Trust 2004-8, 1M Libor + 1.73%	1.910	9/25/2034	4,186,074
4,115,571	GSAA Home Equity Trust 2004-11, 1M Libor + 1.43%	1.609	12/25/2034	3,292,827
9,305,000	GSAA Home Equity Trust 2005-4, 1M Libor + 1.05%	1.235	3/25/2035	8,714,658
1,651,106	GSAA Home Equity Trust 2005-5, 1M Libor + 2.55%	2.734	2/25/2035	1,127,758
4,830,733	GSAA Home Equity Trust 2005-8, 1M Libor + 0.52%	0.704	6/25/2035	3,472,472
9,491,436	GSAA Trust, 1M Libor + 0.77%	0.955	6/25/2035	5,952,342
19,168,393	GSAA Trust, 1M Libor + 0.57%	0.754	12/25/2035	13,873,276
593,164	GSAMP Trust 2004-NC2, 1M Libor + 3.38%, 144A	3.560	10/25/2034	370,596
4,314,459	GSAMP Trust 2005-AHL2, 1M Libor + 0.44%	0.624	12/25/2035	2,429,321
13,226,000	GSAMP Trust 2005-HE4, 1M Libor + 0.95%	1.130	7/25/2045	8,797,004
5,374,301	GSAMP Trust 2005-HE5, 1M Libor + 0.70%	0.884	11/25/2035	1,264,707
32,044,886	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	0.465	5/25/2046	26,198,451
6,978,287	GSAMP Trust 2006-HE5, 1M Libor + 0.30%	0.484	8/25/2036	3,862,743
5,405,623	GSAMP Trust 2006-HE8, 1M Libor + 0.25%	0.434	1/25/2037	2,342,700
2,036,600	GSAMP Trust 2006-SD2, 1M Libor + 0.47%, 144A	0.655	5/25/2046	899,866
3,000,000	GSAMP Trust 2007-HSBC1, 1M Libor + 2.25%	2.435	2/25/2047	2,946,767
15,485	GSR Mortgage Loan Trust 2005-7F, 1M Libor + 0.50%	0.685	9/25/2035	14,589
1,869,342	GSRPM Mortgage Loan Trust 2003-1, 1M Libor +4.50%	4.685	1/25/2032	1,790,646
3,041,315	GSRPM Mortgage Loan Trust 2007-1, 1M Libor + 0.40%, 144A	0.584	10/25/2046	2,700,273
1,863,343	GSRPM Mortgage Loan Trust Series 2002-1, 1M Libor + 1.95%, 144A	2.135	11/25/2031	1,827,190
1,047,290	GSRPM Mortgage Loan Trust Series 2004-1, 1M Libor + 3.50%, 144A	3.684	9/25/2042	847,620
2,474,098	HarborView Mortgage Loan Trust 2005-11, 1M Libor + 0.76%	0.954	8/19/2045	2,184,538
2,475,402	HarborView Mortgage Loan Trust 2005-15, 1M Libor + 0.37%	0.560	10/20/2045	1,744,005
1,372,669	HarborView Mortgage Loan Trust 2006-12, 1M Libor + 0.25%	0.444	1/19/2038	1,040,798
1,853,642	Home Equity Asset Trust, 1M Libor + 2.17%	2.355	2/25/2034	1,527,627
4,976,453	Home Equity Asset Trust, 1M Libor + 1.25%	1.429	5/25/2035	4,082,166
2,265,706	Home Equity Asset Trust 2005-6, 1M Libor + 0.71%	0.894	12/25/2035	2,650,534
11,719,727	Home Equity Asset Trust 2005-7, 1M Libor + 0.50%	0.685	1/25/2036	7,403,165
9,616,713	Home Equity Asset Trust 2005-8, 1M Libor + 0.47%	0.655	2/25/2036	8,657,072
8,712,930	Home Equity Asset Trust 2005-9, 1M Libor + 0.44%	0.624	4/25/2036	7,414,671
6,945,075	Home Equity Asset Trust 2006-1, 1M Libor + 0.62%	0.804	4/25/2036	5,581,499
9,000,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 1M Libor + 1.95%	2.135	3/25/2035	7,545,451
6,475,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 1M Libor + 1.80%	1.985	8/25/2035	4,453,440
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1M Libor + 0.61%	0.794	10/25/2035	5,592,936
16,333,682	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.47%	0.655	3/25/2036	8,895,856
7,497,612	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A, 1M Libor + 0.40%	0.584	3/25/2036	3,783,631
16,091,367	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-B, 1M Libor + 0.36%	0.545	6/25/2036	7,867,192
4,317,481	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-C, 1M Libor + 0.29%	0.475	8/25/2036	1,416,140
893,877	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, (A)	6.537	11/25/2030	933,503
4,703,389	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-A, 1M Libor + 2.33%	2.509	7/25/2034	3,711,837
11,599,999	HSI Asset Securitization Corp Trust 2005-OPT1, 1M Libor + 0.68%	0.860	11/25/2035	9,303,877
13,243,000	HSI Asset Securitization Corp Trust 2006-OPT1, 1M Libor + 0.54%	0.725	12/25/2035	8,354,149
502,591	Impac CMB Trust Series 2004-10, 1M Libor + 0.86%	1.040	3/25/2035	423,540
32,344	IndyMac INDX Mortgage Loan Trust 2004-AR6, (A)	4.007	10/25/2034	30,667
765,102	IXIS Real Estate Capital Trust 2005-HE2, 1M Libor + 1.04%	1.220	9/25/2035	416,430
8,000,000	JP Morgan Mortgage Acquisition Corp 2005-FLD1, 1M Libor + 1.80%	1.985	7/25/2035	6,990,586
8,784,113	JP Morgan Mortgage Acquisition Corp 2005-OPT1, 1M Libor + 1.07%	1.249	6/25/2035	6,816,801
10,000,000	JP Morgan Mortgage Acquisition Corp 2006-FRE1, 1M Libor + 0.43%	0.614	5/25/2035	4,567,411
12,759,465	JP Morgan Mortgage Acquisition Trust 2006-ACC1, 1M Libor + 0.32%	0.505	5/25/2036	7,067,480
5,324,043	JP Morgan Mortgage Acquisition Trust 2006-CH1, 1M Libor + 1.80%	1.985	7/25/2036	3,651,796
2,540,666	JP Morgan Mortgage Acquisition Trust 2006-CW1, 1M Libor + 0.30%	0.484	5/25/2036	2,039,830
10,357,496	JP Morgan Mortgage Acquisition Trust 2006-NC1, 1M Libor + 0.34%	0.524	4/25/2036	7,039,225
4,441,805	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.75%	0.934	1/25/2037	3,170,894
7,553,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.60%	0.785	1/25/2037	5,325,552
5,706,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.53%	0.714	1/25/2037	4,804,146
11,493,416	JP Morgan Mortgage Acquisition Trust 2007-CH3, 1M Libor + 0.37%	0.555	3/25/2037	7,510,562

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 86.6% (continued)
16,788,000	JP Morgan Mortgage Acquisition Trust 2007-CH4, 1M Libor + 0.29%	0.475	5/25/2037	$11,011,702
4,500,000	JP Morgan Mortgage Acquisition Trust 2007-CH5, 1M Libor + 0.28%	0.465	6/25/2037	3,106,211
3,775,258	JP Morgan Mortgage Acquisition Trust 2007-HE1, 1M Libor + 0.26%	0.444	3/25/2047	1,897,108
2,220,154	Long Beach Mortgage Loan Trust 2003-1, 1M Libor + 6.00%	6.185	3/25/2033	2,801,829
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	1.985	9/25/2034	1,059,142
6,180,266	Long Beach Mortgage Loan Trust 2005-3, 1M Libor + 0.71%	0.889	8/25/2045	4,419,550
1,053,552	MAFI II Remic Trust 1998-A	6.000	2/20/2027	910,937
937,221	MASTR Adjustable Rate Mortgages Trust 2004-5, (A)	3.669	7/25/2034	678,562
787,478	MASTR Alternative Loan Trust 2002-2 (A)	7.106	10/25/2032	97,799
2,038,857	Mastr Asset Backed Securities Trust 2003-OPT2, 1M Libor + 5.78%	5.960	5/25/2033	1,607,143
83,206	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor + 1.95%	2.135	9/25/2034	63,441
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 1.80%	1.985	10/25/2034	1,726,594
404,508	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 2.30%	2.480	12/25/2034	630,717
6,524,417	Mastr Asset Backed Securities Trust 2006-AM3, 1M Libor + 0.26%	0.444	10/25/2036	3,804,887
3,654,247	Mastr Asset Backed Securities Trust 2007-HE1, 1M Libor + 0.30%	0.484	5/25/2037	1,920,481
901,537	Mastr Specialized Loan Trust, 1M Libor + 1.75%, 144A	2.718	7/25/2035	880,159
1,445,993	Mastr Specialized Loan Trust, 1M Libor + 1.25%, 144A	1.434	11/25/2035	755,147
6,418,713	Mastr Specialized Loan Trust, 1M Libor + 1.60%, 144A	1.784	1/25/2036	3,522,688
3,122,217	Mastr Specialized Loan Trust, 1M Libor + 0.65%, 144A	0.835	1/25/2036	2,986,075
1,331,519	Meritage Mortgage Loan Trust 2004-2, 1M Libor + 1.73%	1.910	1/25/2035	862,674
5,505,667	Meritage Mortgage Loan Trust 2005-2, 1M Libor + 0.80%	0.979	11/25/2035	5,071,182
1,404,967	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 1M Libor + 3.45%	3.634	9/25/2032	1,326,476
23,472	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 12M Libor + 1.63%	2.524	12/25/2032	21,985
149,298	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 6M Libor + 1.50%	2.305	2/25/2033	141,310
913,088	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 1M Libor + 2.18%	2.360	7/25/2034	839,718
2,847,836	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 1M Libor + 2.03%	2.210	6/25/2035	2,373,989
1,504,514	Merrill Lynch Mortgage Investors Trust Series 2004-WMC1, 1M Libor + 2.40%	2.585	10/25/2034	1,421,128
5,812,288	Merrill Lynch Mortgage Investors Trust Series 2005-AR1, 1M Libor +1.01%	1.190	6/25/2036	5,011,224
8,852,979	Merrill Lynch Mortgage Investors Trust Series 2005-WMC2, 1M Libor + 1.05%	1.235	4/25/2036	7,576,860
6,879,716	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, 1M Libor + 0.32%	0.505	3/25/2037	5,546,620
422,121	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, 1M Libor + 1.01%	1.190	3/25/2030	329,823
4,691,885	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1, (A)	3.550	2/25/2036	3,268,271
4,173,609	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.88%	2.059	11/25/2034	3,055,939
1,089,353	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	1.760	11/25/2034	958,681
1,453,715	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 1M Libor + 5.25%	5.434	7/25/2034	1,245,955
293,209	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.65%	1.834	1/25/2035	11,265
1,932,721	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.35%	1.535	1/25/2035	1,660,630
13,162,592	Morgan Stanley ABS Capital I Inc Trust 2005-HE4, 1M Libor + 0.89%	1.069	7/25/2035	10,115,169
1,882,024	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	1.159	2/25/2035	1,209,276
4,490,604	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 1M Libor + 1.07%	1.249	3/25/2035	2,817,788
5,927,426	Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, 1M Libor + 1.80%	1.985	6/25/2035	1,662,502
1,747,775	Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, 1M Libor + 1.07%	1.249	7/25/2035	217,014
10,459,019	Morgan Stanley ABS Capital I Inc Trust 2006-NC1, 1M Libor + 0.42%	0.605	12/25/2035	6,904,397
3,683,627	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	0.565	12/25/2035	3,216,923
1,454,850	Morgan Stanley ABS Capital I Inc Trust 2007-HE6, 1M Libor + 0.26%	0.444	5/25/2037	3,139,496
12,231,869	Morgan Stanley ABS Capital I Inc Trust 2007-HE6, 1M Libor + 0.25%	0.434	5/25/2037	10,637,453
10,150,000	Morgan Stanley Capital I Inc Trust 2006-HE1, 1M Libor + 0.37%	0.555	1/25/2036	7,460,318
1,642,790	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 1M Libor + 5.63%	5.810	2/25/2033	1,466,587
5,308,259	Morgan Stanley Home Equity Loan Trust 2005-2, 1M Libor + 1.07%	1.249	5/25/2035	3,695,011
110,529	Morgan Stanley Mortgage Loan Trust 2004-7AR, (A)	3.937	9/25/2034	105,694
1,500,000	Multifamily Connecticut Avenue Securities Trust 2019-01, 1M Libor + 5.50%, 144A	5.685	10/15/2049	1,079,522
6,000,000	Multifamily Connecticut Avenue Securities Trust 2019-01, 1M Libor + 3.25%, 144A	3.435	10/15/2049	5,504,254
7,252,688	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.37%	0.555	3/25/2037	6,330,130
5,826,519	Nationstar Home Equity Loan Trust 2007-B, 1M Libor + 0.47%	0.655	4/25/2037	3,390,654
3,104,963	Nationstar Home Equity Loan Trust 2007-C, 1M Libor + 0.25%	0.434	6/25/2037	2,126,123
1,417,712	New Century Home Equity Loan Trust, (A)	5.650	8/25/2034	1,257,710
6,585,121	New Century Home Equity Loan Trust 2004-4, 1M Libor + 1.43%	1.609	2/25/2035	3,573,331
2,019,256	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.20%	1.384	3/25/2035	1,496,048
3,677,649	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.31%	0.494	8/25/2036	2,278,009
199,305	New Century Home Equity Loan Trust Series 2003-5, 1M Libor + 0.80%	0.984	11/25/2033	175,483

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 86.6% (continued)
38,580,213	New Century Home Equity Loan Trust Series 2005-B, 1M Libor + 0.49%	0.674	10/25/2035	$29,598,909
16,154,061	New Century Home Equity Loan Trust Series 2005-C, 1M Libor + 0.45%	0.635	12/25/2035	11,734,415
10,390,000	New Century Home Equity Loan Trust Series 2005-D, 1M Libor + 0.47%	0.655	2/25/2036	7,649,812
7,000,000	Newcastle Mortgage Securities Trust 2007-1, 1M Libor + 0.50%	0.685	4/25/2037	4,376,817
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	7.000	4/25/2033	17,467
11,946	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	6.000	5/25/2033	12,246
4,750,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-HE1, 1M Libor + 1.08%	1.265	9/25/2035	3,437,326
1,576,864	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE1, 1M Libor + 0.42%	0.605	2/25/2036	1,314,593
21,330,303	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE3, 1M Libor + 0.30%	0.484	7/25/2036	11,463,489
1,269,054	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-WF1, 1M Libor + 0.37%	0.555	3/25/2036	1,071,521
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1, 1M Libor + 3.00%	3.184	5/25/2033	2,586,764
10,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	2.734	3/25/2035	8,632,990
15,173,895	NovaStar Mortgage Funding Trust Series 2007-2, 1M Libor + 0.30%	0.484	9/25/2037	11,180,022
5,930,085	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, 1M Libor + 0.43%	0.614	12/25/2035	5,857,528
2,091,358	Option One Mortgage Loan Trust 2005-3, 1M Libor + 1.01%	1.190	8/25/2035	532,992
9,326,063	Option One Mortgage Loan Trust 2005-3, 1M Libor + 0.93%	1.114	8/25/2035	6,814,003
3,226,025	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1M Libor + 0.60%	1.085	11/25/2035	1,151,073
2,063,696	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1M Libor + 0.58%	0.764	12/25/2035	991,075
52,147,000	Option One Mortgage Loan Trust 2006-1, 1M Libor + 0.38%	0.565	1/25/2036	34,337,835
11,954,928	Option One Mortgage Loan Trust 2007-CP1, 1M Libor + 0.30%	0.484	3/25/2037	5,851,683
378,184	Ownit Mortgage Loan Trust Series 2005-1, 1M Libor + 1.17%	1.355	9/25/2035	322,179
9,684,071	Ownit Mortgage Loan Trust Series 2005-4, 1M Libor + 0.55%	0.735	8/25/2036	8,350,610
2,601,446	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 1M Libor + 1.73%	1.910	10/25/2034	1,501,719
14,695,702	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 1M Libor + 2.10%	2.284	12/25/2034	11,220,392
1,198,070	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.93%	3.110	10/25/2034	471,464
6,346,905	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.18%	2.360	10/25/2034	4,663,645
1,828,105	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ2, 1M Libor + 2.63%	2.810	2/25/2035	1,330,990
7,333,569	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ2, 1M Libor + 1.95%	2.135	2/25/2035	5,883,251
3,099,568	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WWF, 1M Libor + 2.03%	2.210	12/25/2034	2,794,674
3,395,043	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 1.02%	1.204	7/25/2035	1,650,706
2,310,000	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 0.98%	1.159	7/25/2035	1,791,521
20,854,885	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.64%	0.825	8/25/2035	14,333,371
7,407,067	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ1, 1M Libor + 1.88%	2.059	3/25/2035	4,297,537
2,909,586	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ3, 1M Libor + 1.80%	1.985	6/25/2035	2,562,075
15,254,529	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ4, 1M Libor + 0.61%	0.794	9/25/2035	9,752,156
3,342,338	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	0.844	9/25/2035	2,113,377
2,125,000	Popular ABS Mortgage Pass-Through Trust 2005-C, 1M Libor + 0.70%	0.884	11/25/2035	1,778,139
6,602,239	Popular ABS Mortgage Pass-Through Trust 2006-B, 1M Libor + 0.50%	0.685	5/25/2036	3,467,501
8,240,888	Popular ABS Mortgage Pass-Through Trust 2007-A, 1M Libor + 0.31%	0.494	6/25/2047	4,965,550
6,000,000	Quest Trust, 1M Libor + 3.53%, 144A	3.710	9/25/2034	4,923,617
5,984,900	Quest Trust, 1M Libor + 3.38%, 144A	3.560	3/25/2035	5,460,628
8,674,000	RAAC Series 2006-RP1 Trust, 1M Libor + 1.85%	2.035	10/25/2045	8,178,049
5,125,528	RAAC Series 2006-RP2 Trust, 1M Libor + 1.25%, 144A	1.434	2/25/2037	2,807,747
4,638,000	RAAC Series 2006-RP4 Trust, 1M Libor + 2.00%	2.185	1/25/2046	3,664,615
1,811,042	RAAC Series 2007-SP1 Trust, 1M Libor + 1.00%	1.185	3/25/2037	1,285,096
14,199,554	RAAC Series 2007-SP3 Trust, 1M Libor + 2.25%	2.435	9/25/2047	8,885,267
2,209,866	RAMP Series 2005-EFC1 Trust, 1M Libor + 1.80%	1.985	5/25/2035	1,201,529
250,000	RAMP Series 2005-EFC3 Trust, 1M Libor + 1.12%	1.304	8/25/2035	206,503
11,363,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	0.884	9/25/2035	8,549,756
3,645,311	RAMP Series 2005-EFC6 Trust, 1M Libor + 0.95%	1.130	11/25/2035	1,850,240
2,774,185	RAMP Series 2005-RS1 Trust, 1M Libor + 1.20%	1.384	1/25/2035	2,401,748
3,101,350	RAMP Series 2005-RS8 Trust, 1M Libor + 0.60%	0.785	9/25/2035	2,097,491
8,200,250	RAMP Series 2006-EFC1 Trust, 1M Libor + 0.54%	0.725	2/25/2036	6,474,785
4,489,679	RAMP Series 2006-NC1 Trust, 1M Libor + 0.40%	0.785	1/25/2036	3,358,622
15,886,399	RAMP Series 2006-NC3 Trust, 1M Libor + 0.36%	0.545	3/25/2036	11,571,645
2,330,120	RAMP Series 2006-RS1 Trust, 1M Libor + 0.41%	0.595	1/25/2036	1,376,008
3,498,048	RAMP Series 2006-RS4 Trust, 1M Libor + 0.38%	0.565	7/25/2036	2,259,142
7,736,583	RAMP Series 2006-RZ3 Trust, 1M Libor + 0.38%	0.565	8/25/2036	5,946,529
15,028,406	RAMP Series 2006-RZ4 Trust, 1M Libor + 0.38%	0.565	10/25/2036	10,525,986
6,110,000	RAMP Series 2006-RZ4 Trust, 1M Libor + 0.35%	0.534	10/25/2036	5,479,490

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 86.6% (continued)
5,657,873	RAMP Series 2006-RZ5 Trust, 1M Libor + 0.36%	0.545	8/25/2046	$4,990,746
3,282,616	RASC Series 2004-KS6 Trust, 1M Libor + 1.77%	1.955	7/25/2034	2,442,794
13,430,816	RASC Series 2005-AHL3 Trust, 1M Libor + 0.44%	0.624	11/25/2035	7,956,336
1,709,581	RASC Series 2005-EMX1 Trust, 1M Libor + 4.50%, 144A	4.685	3/25/2035	1,382,633
2,584,358	RASC Series 2005-EMX3 Trust, 1M Libor + 0.72%	0.905	9/25/2035	1,785,252
1,322,030	RASC Series 2005-KS1 Trust, 1M Libor + 1.88%	2.059	2/25/2035	1,060,709
1,348,726	RASC Series 2005-KS2 Trust, 1M Libor + 1.16%	1.339	3/25/2035	1,181,130
1,499,331	RASC Series 2005-KS6 Trust, 1M Libor + 2.55%	2.734	7/25/2035	1,174,177
2,331,252	RASC Series 2005-KS9 Trust, 1M Libor + 1.25%	1.434	10/25/2035	760,349
5,801,975	RASC Series 2005-KS12 Trust, 1M Libor + 0.67%	0.854	1/25/2036	3,874,196
2,783,764	RASC Series 2006-EMX1 Trust, 1M Libor + 0.47%	0.655	1/25/2036	1,455,521
9,160,611	RASC Series 2006-EMX2 Trust, 1M Libor + 0.42%	0.605	2/25/2036	5,640,466
8,771,089	RASC Series 2006-EMX3 Trust, 1M Libor + 0.33%	0.515	4/25/2036	6,045,197
8,872,515	RASC Series 2006-EMX4 Trust, 1M Libor + 0.28%	0.465	6/25/2036	6,318,026
7,295,653	RASC Series 2006-KS1 Trust, 1M Libor + 0.53%	0.714	2/25/2036	5,569,186
4,972,487	RASC Series 2006-KS2 Trust, 1M Libor + 0.50%	0.685	3/25/2036	2,646,113
9,164,455	RASC Series 2006-KS4 Trust, 1M Libor + 0.30%	0.484	6/25/2036	6,905,598
7,211,530	RASC Series 2006-KS8 Trust, 1M Libor + 0.29%	0.475	10/25/2036	5,365,950
16,074,000	RASC Series 2007-KS1 Trust, 1M Libor + 0.24%	0.425	1/25/2037	9,235,161
31,041,076	RASC Series 2007-KS2 Trust, 1M Libor + 0.26%	0.444	2/25/2037	23,083,559
2,132,883	Renaissance Home Equity Loan Trust 2002-1, 1M Libor + 2.93%	3.110	6/25/2032	1,679,893
1,335,987	Renaissance Home Equity Loan Trust 2003-2, 1M Libor + 2.25%	2.435	8/25/2032	1,195,495
552,848	Renaissance Home Equity Loan Trust 2003-2, (B)	4.525	8/25/2033	521,201
6,697,110	Renaissance Home Equity Loan Trust 2004-3, (B)	5.284	11/25/2034	6,562,527
13,363,529	Renaissance Home Equity Loan Trust 2005-1, (B)	5.405	5/25/2035	2,261,176
8,647,153	Renaissance Home Equity Loan Trust 2005-2, (B)	5.101	8/25/2035	2,535,212
181,052	RFMSI Series 2005-SA1 Trust, (A)	4.117	3/25/2035	128,532
230,225	SASCO Mortgage Loan Trust 2003-GEL1, 1M Libor + 4.50%	4.685	10/25/2033	180,637
2,309,753	Saxon Asset Securities Trust 2004-2, (B)	6.000	8/25/2035	1,799,858
2,149,653	Saxon Asset Securities Trust 2005-2, 1M Libor + 0.71%	0.889	10/25/2035	1,697,642
4,411,123	Saxon Asset Securities Trust 2005-4, 1M Libor + 0.62%	0.804	11/25/2037	2,100,446
10,990,059	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.32%	0.505	9/25/2036	7,572,529
11,065,000	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.30%	0.484	9/25/2036	9,063,076
4,325,912	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.90%	1.085	9/25/2047	2,116,785
36,690,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	0.984	9/25/2047	23,272,555
21,892,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	0.984	9/25/2047	13,600,423
10,935,000	Saxon Asset Securities Trust 2007-4,1M Libor + 3.00%, 144A	3.184	12/25/2037	4,834,518
559,408	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 1M Libor + 1.83%	2.014	1/25/2035	552,677
7,668,053	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.67%	0.854	10/25/2035	1,311,527
6,301,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.64%	0.825	10/25/2035	4,713,445
4,752,475	Securitized Asset Backed Receivables LLC Trust 2006-OP1, 1M Libor + 1.20%	0.785	10/25/2035	3,615,904
298,102	Security National Mortgage Loan Trust 2005-1, 1M Libor + 0.40%,144A	1.347	2/25/2035	294,869
1,500,000	Security National Mortgage Loan Trust 2005-2, (A), 144A	7.838	2/25/2035	1,233,251
1,349,080	Sequoia Mortgage Trust 2004-10, 1M Libor + 0.75%	0.940	11/20/2034	1,094,464
15,859,116	Sequoia Mortgage Trust 2004-10 (A) **	1.368	11/20/2034	213,059
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1M Libor + 0.59%	0.775	10/25/2035	4,276,593
2,746,584	Soundview Home Loan Trust 2005-1, 1M Libor + 1.95%	2.135	4/25/2035	2,679,082
2,454,484	Soundview Home Loan Trust 2005-3, 1M Libor + 0.99%	1.175	6/25/2035	2,230,692
1,300,715	Soundview Home Loan Trust 2005-A, 1M Libor + 1.35%	1.535	4/25/2035	1,307,988
5,321,456	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 1.05%	1.235	6/25/2035	1,880,292
4,542,879	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 0.83%	1.010	6/25/2035	3,305,534
5,708,590	Soundview Home Loan Trust 2005-OPT2, 1M Libor + 1.13%	1.310	8/25/2035	1,885,536
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1M Libor + 0.98%	1.159	8/25/2035	6,259,210
1,787,500	Soundview Home Loan Trust 2005-OPT3, 1M Libor + 0.68%	0.865	11/25/2035	892,506
6,530,697	Soundview Home Loan Trust 2005-OPT4, 1M Libor + 0.55%	0.735	12/25/2035	2,750,998
9,423,105	Soundview Home Loan Trust 2006-1, 1M Libor + 0.41%	0.595	2/25/2036	5,011,276
25,907,972	Soundview Home Loan Trust 2006-EQ1, 1M Libor + 0.25%	0.434	10/25/2036	20,327,349
48,443,144	Soundview Home Loan Trust 2006-OPT2, 1M Libor + 0.30%	0.484	5/25/2036	34,224,626
5,213,394	Soundview Home Loan Trust 2006-OPT3, 1M Libor + 0.31%	0.494	6/25/2036	4,253,879
9,032,579	Soundview Home Loan Trust 2006-OPT4, 1M Libor + 0.28%	0.465	6/25/2036	6,926,464

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 86.6% (continued)
51,384,257	Soundview Home Loan Trust 2006-OPT5, 1M Libor + 0.25%	0.434	7/25/2036	$27,463,190
16,000,000	Soundview Home Loan Trust 2006-OPT5, 1M Libor + 0.24%	0.425	7/25/2036	13,816,405
2,590,678	Specialty Underwriting & Residential Finance Trust Series 2005-BC3, 1M Libor + 0.98%	1.159	6/25/2036	1,704,958
4,989,548	Specialty Underwriting & Residential Finance Trust Series 2006-AB1, 1M Libor + 0.59%	0.770	12/25/2036	4,383,319
8,500,000	STACR Trust 2018-HRP1, 1M Libor + 3.75%, 144A	3.935	4/25/2043	7,746,676
2,400,000	STACR Trust 2018-HRP2, 1M Libor + 10.50%	10.685	2/25/2047	2,311,389
4,000,000	STACR Trust 2018-HRP2, 1M Libor + 4.20%	4.385	2/25/2047	3,762,503
10,000,000	STACR Trust 2018-HRP2, 1M Libor + 2.40%	2.585	2/25/2047	9,366,375
3,130,599	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.73%	1.910	12/25/2034	2,343,945
24,107,000	Structured Asset Investment Loan Trust 2005-4, 1M Libor + 0.98%	1.159	5/25/2035	20,793,772
12,524,500	Structured Asset Investment Loan Trust 2005-5, 1M Libor + 0.98%	1.159	6/25/2035	9,987,267
10,584,526	Structured Asset Investment Loan Trust 2005-6, 1M Libor + 0.98%	1.159	7/25/2035	7,676,597
9,261,881	Structured Asset Investment Loan Trust 2005-8, 1M Libor + 0.75%	0.934	10/25/2035	7,879,750
2,987,262	Structured Asset Investment Loan Trust 2005-HE2, 1M Libor + 0.78%	0.965	7/25/2035	2,214,714
1,804,775	Structured Asset Investment Loan Trust 2005-HE3, 1M Libor + 0.80%	0.979	9/25/2035	1,416,371
211,782	Structured Asset Mortgage Investments II Trust 2004-AR5, (A)	3.100	10/19/2034	195,091
3,248,631	Structured Asset Mortgage Investments II Trust 2004-AR5, 1M Libor + 0.50%	0.694	7/19/2035	2,875,750
1,896,352	Structured Asset Mortgage Investments Trust 2002-AR4, 1M Libor + 0.83%	1.019	2/19/2033	1,461,797
2,456,114	Structured Asset Securities Corp 2005-NC1, 1M Libor + 1.30%	1.484	2/25/2035	1,822,373
1,628,177	Structured Asset Securities Corp 2005-RMS1, 1M Libor + 0.75%	0.934	2/25/2035	1,251,340
478,047	Structured Asset Securities Corp 2005-WF1, 1M Libor + 1.91%	2.090	2/25/2035	458,902
2,847,846	Structured Asset Securities Corp Mortgage Loan Trust 2005-NC2, 1M Libor + 1.05%	1.235	5/25/2035	2,144,401
1,876,560	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 1M Libor + 3.75%, 144A	3.935	7/25/2035	1,153,561
9,415,856	Structured Asset Securities Corp Mortgage Loan Trust 2006-W1, 1M Libor + 0.30%, 144A	0.484	8/25/2046	6,000,851
6,876,000	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1, 1M Libor + 0.95%	1.135	2/25/2036	4,385,322
5,805,244	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC1, 1M Libor + 0.23%	0.415	2/25/2037	3,777,040
7,000,000	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC3, 1M Libor + 0.30%	0.484	5/25/2047	5,366,487
3,123,083	Structured Asset Securities Corp Trust 2005-AR1, 1M Libor + 0.50%	0.685	9/25/2035	2,529,310
7,793,006	Terwin Mortgage Trust 2006-1, 1M Libor + 0.49%, 144A	0.674	1/25/2037	5,602,820
10,824,718	Terwin Mortgage Trust 2006-5, 1M Libor + 0.36%, 144A	0.545	7/25/2037	7,684,480
7,425,000	Terwin Mortgage Trust 2006-7, 1M Libor + 0.27%, 144A	0.455	7/25/2037	4,980,800
5,740,000	Terwin Mortgage Trust 2007-QHL1, 1M Libor + 1.50%, 144A	1.685	10/25/2038	4,905,081
2,991,807	Terwin Mortgage Trust Series TMTS 2005-6HE, 1M Libor + 1.20%	1.384	4/25/2036	2,756,807
562,099	Thornburg Mortgage Securities Trust 2004-2, 1M Libor + 1.00%	1.185	6/25/2044	431,882
757,000	Truman Capital Mortgage Loan Trust, 1M Libor + 3.50%, 144A	3.684	3/25/2037	726,180
196,559	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1M Libor + 1.25%	1.990	11/25/2042	184,210
1,209,437	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust (A)	4.192	10/25/2033	1,053,163
2,330,738	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1M Libor + 0.36%	0.545	4/25/2036	1,062,930
7,055,751	Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust, 1M Libor + 0.45%	0.635	5/25/2036	4,617,374
10,303,601	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust, 1M Libor + 0.35%	0.534	7/25/2036	7,200,776
12,086,755	Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 1M Libor + 0.27%	0.455	1/25/2037	10,289,176
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,393,400,576)			2,465,028,986

	REAL ESTATE INVESTMENT TRUSTS - 1.2%
662,924	American Homes 4 Rent			17,832,656
584,144	Invitation Homes, Inc.			16,081,484
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,329,620)			33,914,140

	TOTAL INVESTMENTS - 91.7% (Cost $2,537,349,302)			$2,610,851,857
	OTHER ASSETS LESS LIABILITIES - 8.3%			236,483,060
	TOTAL NET ASSETS - 100.0%			$2,847,334,917

**	Illiquid security. Total illiquid securities represents 0.08% of net assets as of June 30, 2020.

^	Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.

(A)	Variable rate security.

(B)	STEP Coupon Bond.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2020, 144A securities amounted to $341,921,531 or 12.01% of net assets.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets and liabilities measured at fair value:

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Asset Backed Securities	$—	$—	$2,188,731	$2,188,731
Exchange Traded Funds	109,720,000	—	—	109,720,000
Non-Agency Residential Mortgage Backed Securities	—	2,465,028,986	—	2,465,028,986
Real Estate Investment Trusts (REIT)	33,914,140	—	—	33,914,140
Total	$143,634,140	$2,465,028,986	$2,188,731	$2,610,851,857

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

+	Refer to Portfolio of Investments for security classifications.

The following table summarizes the valuation techniques and significant unobservable inputs used for the AIOF’s investments that are categorized within Level 3 of the fair value hierarchy as of June 30, 2020:

Asset Backed Securities
Beginning Balance	$1,810,037
Total realized gain (loss)	—
Appreciation (Depreciation)	378,694
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$2,188,731

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2020, are as follows:

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2020, are as follows:

	Fair Value at	Valuation		Range of Inputs
Assets (at fair value)	June 30, 2020	Technique	Unobservable Inputs	(Weighted Average)
Amur Finance VI LLC, 8.000% due 12/20/2024	$2,188,731	Market Analysis	Market Data of Similar	Average Daily Change

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Data of Similar Companies	Increase	Decrease

	Gross		Net Unrealized
	Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$2,537,807,489	$244,696,754	$(171,652,386)	$73,044,368

AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

		Notional	Exercise
	Contracts	Amount	Price	Expiration	Value
PURCHASED CALL OPTIONS - 0.4%
S&P EMINI 3rd week	20	$3,250,000	$3,250	8/21/2020	$37,700
S&P EMINI 3rd week	20	3,280,000	3,280	8/21/2020	29,000
S&P EMINI 3rd week	40	6,600,000	3,300	8/21/2020	48,400
S&P EMINI 3rd week	10	1,625,000	3,250	7/17/2020	4,050
S&P EMINI 3rd week	50	8,250,000	3,300	7/17/2020	10,250
S&P 500 EMINI	30	4,875,000	3,250	7/31/2020	28,650
S&P 500 EMINI	30	4,950,000	3,300	7/31/2020	16,200
TOTAL PURCHASED CALL OPTIONS (Cost $289,012)					174,250

Shares
	SHORT-TERM INVESTMENTS - 75.6%
	MONEY MARKET FUNDS - 63.0%
1,984,657	Fidelity Investments Money Market Funds - Government Portfolio - Class I, to yield 0.08% * #	1,984,657
27,181,983	First American Government Obligations Fund - Class U, to yield 0.11%	27,181,983
		29,166,640

Principal ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 12.6%
1,400,000	United States Treasury Bill #	0.000	7/16/2020	1,399,931
1,000,000	United States Treasury Bill #	0.000	8/13/2020	999,851
1,300,000	United States Treasury Bill	0.000	9/10/2020	1,299,680
1,900,000	United States Treasury Bill #	0.000	10/8/2020	1,899,242
250,000	United States Treasury Bill #	0.000	11/5/2020	249,868
				5,848,572

	TOTAL SHORT- TERM INVESTMENTS (Cost $35,001,258)			35,015,212

	TOTAL INVESTMENTS - 76.0% (Cost $35,290,270)			$35,189,462
	OPTIONS WRITTEN - (0.3)% (Proceeds $277,338)			(150,381)
	OTHER ASSETS LESS LIABILITIES - 24.3%			11,294,291
	NET ASSETS - 100%			$46,333,372

^	Zero Coupon Bonds.

#	All or a portion of this investment is segregated as collateral for option contracts and future contracts.

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

	Contracts	Notional Amount	Exercise Price	Expiration	Value
WRITTEN CALL OPTIONS - (0.3)%
EMINI SP M Week O	35	$5,687,500	3,250	7/6/2020	$1,575
EMINI SP W Week O	20	3,275,000	3,275	7/1/2020	50
S&P EMINI 1st week	25	4,031,250	3,225	7/2/2020	625
S&P EMINI 3rd week	40	6,700,000	3,350	8/21/2020	31,000
S&P EMINI 3rd week	40	6,760,000	3,380	8/21/2020	24,000
S&P EMINI 3rd week	83	14,110,000	3,400	8/21/2020	42,330
S&P EMINI 3rd week	27	4,522,500	3,350	7/17/2020	3,038
S&P EMINI 3rd week	125	21,250,000	3,400	7/17/2020	8,438
S&P 500 EMINI	70	11,725,000	3,350	7/31/2020	22,750
S&P 500 EMINI	70	11,900,000	3,400	7/31/2020	13,825
TOTAL WRITTEN CALL OPTIONS (Proceeds $270,338)					147,631

WRITTEN PUT OPTIONS - (0.0)%
EMINI SP M Week O	40	5,200,000	2,600	7/6/2020	1,000
EMINI SP M Week O	40	5,250,000	2,625	7/6/2020	1,200
EMINI SP W Week O	40	5,200,000	2,600	7/1/2020	100
S&P EMINI 1st week	30	3,825,000	2,550	7/2/2020	225
S&P EMINI 1st week	30	3,862,500	2,575	7/2/2020	225
TOTAL WRITTEN PUT OPTIONS (Proceeds $7,000)					2,750

TOTAL WRITTEN OPTIONS (Proceeds $277,338)					150,381

Open Long Future Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
30	CBOE VIX Future	Sep-20	$954,750	$(112,050)
102	S&P 500 E-Mini Future	Aug-20	15,760,020	(138,372)
Net Unrealized Depreciation from Open Long Futures Contracts				$(250,422)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The value of the derivative instruments outstanding as of June 30, 2020, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – Some Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which a Fund sells securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, a Fund must arrange through a broker to borrow the securities and, in so doing, a Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which a Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Fund is required to pay in connection with a short sale.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications + *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Purchased Call Options	$174,250	$—	$—	$174,250
Money Market Funds	29,166,640	—	—	29,166,640
United States Treasury Bill	—	5,848,572	—	5,848,572
Total	$29,340,890	$5,848,572	$—	$35,189,462

Liabilities
Security Classifications + *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Unrealized Depreciation on Open Long Futures Contracts	$250,422	$—	$—	$250,422
Written Call Options	147,631	—	—	147,631
Written Put Options	2,750	—	—	2,750
Total	$400,803	$—	$—	$400,803

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

+	Refer to Portfolio of Investments for security classifications.

*	Derivative instruments include cumulative net unrealized gain or loss on futures contracts open as of June 30, 2020.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized Appreciation/ (Depreciation)
$34,912,901	$141,848	$(266,090)	$(124,242)

AlphaCentric Robotics and Automation Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value
	COMMON STOCKS - 94.2%
	AEROSPACE & DEFENSE - 5.4%
12,500	Aerovironment, Inc.* ^	$995,375
50,000	Kratos Defense & Security Solutions, Inc. * ^	781,500
		1,776,875
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.0%
25,000	Bioxcel Therapeutics, Inc. *	1,325,250

	DIVERSIFIED INDUSTRIALS - 2.5%
12,500	Omron Corp.	836,539

	ELECTRICAL EQUIPMENT - 14.6%
25,000	Allied Motion Technologies, Inc.	882,500
10,000	Ametek, Inc.	893,700
25,000	CyberOptics Corp. *	805,250
11,000	Koh Young Technology, Inc.	914,495
8,000	Novanta, Inc. * ^	854,160
10,000	Renishaw PLC	497,206
		4,847,311
	INDUSTRIAL INTERMEDIATE PRODUCTION - 2.6%
40,000	Raven Industries, Inc.	860,400

	MACHINERY - 27.4%
50,000	ATS Automation Tooling Systems, Inc. *	701,909
200,000	Balyo SA *	188,465
10,000	Daifuku Co Ltd.	873,152
7,000	FANUC Corp.	1,249,664
30,000	GEA Group AG	948,501
15,000	Harmonic Drive Systems, Inc.	821,708
5,000	Kardex AG	911,825
2,000	Keyence Corp.	834,778
50,000	Sandvik AB	934,349
50,000	Scott Technology Ltd.	53,109
25,000	SFA Engineering Corp.	679,636
25,000	Yaskawa Electric Corp.	863,187
		9,060,283
	MEDICAL EQUIPMENT & DEVICES - 16.9%
100,000	Accuray, Inc. *	203,000
15,000	Globus Medical, Inc. *	715,650
2,000	Intuitive Surgical, Inc. *	1,139,660
100,000	Microbot Medical, Inc. * ^	691,000
17,500	Siemens Healthineers AG	838,291

AlphaCentric Robotics and Automation Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	MEDICAL EQUIPMENT & DEVICES (continued) - 16.9%
250,000	Stereotaxis, Inc. * ^	$1,115,000
2,500	Tecan Group AG	885,441
		5,588,042
	SEMICONDUCTORS - 5.5%
20,000	Brooks Automation, Inc. ^	884,800
40,000	Infineon Technologies AG	937,831
		1,822,631
	SOFTWARE - 8.8%
35,000	Nuance Communications, Inc. * ^	885,675
15,000	Omnicell, Inc. * ^	1,059,300
5,000	Synopsys, Inc. *	975,000
		2,919,975
	TECHNOLOGY HARDWARE - 6.5%
20,000	FLIR Systems, Inc. ^	811,400
150,000	Nano Dimension Ltd. - ADR * ^	330,000
15,000	Nidec Corp.	1,000,510
		2,141,910

	TOTAL COMMON STOCKS (Cost $26,602,213)	31,179,216

	SHORT-TERM INVESTMENT
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 17.2% ^^
5,708,249	Mount Vernon Liquid Assets Portfolio, to yield 0.33% - (Cost $5,708,249)	5,708,249

	TOTAL INVESTMENTS - 111.4% (Cost $32,310,462)	$36,887,465
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%	(3,765,672)
	NET ASSETS - 100%	$33,121,793

AG - Aktiengesellschaft

PLC - Public Limited Company

SA - Société Anonyme

*	Non-income producing security

^	All or a portion of this security is out on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 is $5,624,523.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as June 30, 2020 is $5,708,249.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Securities Lending – Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Common Stocks	$31,179,216	$—	$—	$31,179,216
Investment Purchased as Securities Lending Collateral (b)	—	—	—	5,708,249
Total	$31,179,216	$—	$—	$36,887,465

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers

The Fund did not hold any Level 3 securities during the period.

+	Refer to Portfolio of Investments for security classifications.

(b) Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized Appreciation/(Depreciation)
$27,312,360	$5,770,009	$(1,903,153)	$3,866,856

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value
	COMMON STOCKS - 41.1%
	ASSET MANAGEMENT - 0.8%
23,279	Invesco Ltd.	$250,482

	AUTOMOTIVE - 2.2%
25,736	Fiat Chrysler Automobiles NV *	258,530
20,700	General Motors Co.	123,949
6,936	Peugeot SA	112,802
500	Toyota Motor Corp.	31,339
6,707	Valeo SA	175,970
		702,590
	BANKING - 0.4%
7,265	Raiffeisen Bank International AG *	129,413

	BEVERAGES - 0.1%
905	Diageo PLC	29,985

	BIOTECHNOLOGY & PHARMACEUTICALS - 0.5%
121	Bachem Holding AG	31,797
600	Chugai Pharmaceutical Co. Ltd.	32,062
344	Eli Lilly and Co.	56,478
439	Novo Nordisk AS	28,407
		148,744
	CABLE & SATELLITE - 0.2%
108	Charter Communications, Inc. *	55,084

	CHEMICALS - 0.1%
8	Givaudan SA	29,786

	COMMERCIAL SUPPORT SERVICES - 0.1%
1,534	Compass Group PLC	21,077

	CONSTRUCTION MATERIALS - 0.5%
4,207	Cie de Saint-Gobain	151,439

	E-COMMERCE DISCRETIONARY - 0.2%
23	Amazon.com, inc. *	63,453

	ENGINEERING & CONSTRUCTION SERVICES - 2.7%
1,402	Ferrovial SA	37,319
4,900	Kumagai Gumi Co. Ltd.	117,180
5,800	Nishimatsu Construction Co. Ltd.	115,210
13,900	Obayashi Corp.	129,872
21,600	Penta-Ocean Construction Co. Ltd.	115,923
15,200	Shimizu Corp.	124,688
18,900	Toda Corp.	121,755
18,400	Tokyu Construction Co. Ltd.	95,168
		857,115

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	FOOD - 1.0%
1,056	Campbell Soup Co.	$52,409
1,512	Mondelez International, Inc.	77,309
258	Nestle SA	28,519
300	Nissin Foods Holdings Co. Ltd.	26,556
3,106	Orkla ASA	27,142
548	The Hershey Co.	71,032
500	Toyo Suisan Kaisha Ltd.	27,946
		310,913
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
10,245	Stora Enso Oyj	122,316

	GAS & WATER UTILITIES - 0.1%
800	Iwatani Corp.	27,956

	HEALTHCARE FACILITIES & SERVICES - 2.0%
7,173	Cardinal Health, Inc.	374,359
3,469	CVS Health Corp.	225,381
65	Lonza Group AG	34,313
		634,053
	HOME & OFFICE PRODUCTS - 0.9%
2,189	Whirlpool Corp.	283,541

	HOME CONSTRUCTION - 1.3%
11,000	Pressance Corp.	120,823
8,300	Sekisui House Ltd.	157,907
26,800	Sumitomo Mitsui Construction Co. Ltd.	116,257
		394,987
	HOUSEHOLD PRODUCTS - 0.2%
279	Clorox Co.	61,204

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
27,100	Nomura Holdings, Inc.	121,176

	INSURANCE - 9.7%
41,732	Aegon NV	124,350
9,406	American International Group, Inc.	293,279
8,886	Assicurazioni Generali SpA	134,435
73,678	Aviva PLC	249,076
6,967	AXA SA	145,639
724	Cincinnati Financial Corp.	46,358
8,675	CNP Assurances	99,869
253	Hannover Rueck SE	43,590
5,620	Lincoln National Corp.	206,760
7,228	MetLife, Inc.	263,967
4,500	MS&AD Insurance Group Holdings, Inc.	123,506
4,390	NN Group NV	147,426

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	INSURANCE (continued) - 9.7%
7,308	Principal Financial Group, Inc.	$303,574
3,827	Prudential Financial, Inc.	233,064
4,629	Scor SE	126,857
431	Swiss Life Holding AG	159,655
1,319	TRYG A/S	38,163
14,546	Unum Group	241,318
116	Zurich Insurance Group AG	40,913
		3,021,799
	LEISURE FACILITIES & SERVICES- 1.3%
399	McDonald’s Corp.	73,604
15,754	MGM Resorts International	264,667
200	Oriental Land Co. Ltd.	26,398
2,000	Skylark Holdings Co. Ltd.	31,719
		396,388
	MEDICAL EQUIPMENT & DEVICES - 0.2%
182	Coloplast AS	28,194
1,663	Smith & Nephew PLC	30,935
		59,129
	METALS & MINING - 1.1%
7,295	Anglo American PLC	168,502
3,220	Rio Tinto PLC	180,988
		349,490
	OIL & GAS PRODUCERS- 2.6%
7,500	Cosmo Energy Holdings Co. Ltd.	109,144
30,600	Eneos Holdings, Inc.	108,349
3,248	Phillips 66	233,531
3,365	Total SA	128,405
4,205	Valero Energy Corp.	247,338
		826,767
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
1,570	Kojamo Oyj	33,151
305	PSP Swiss Property AG	34,345
		67,496
	REAL ESTATE INVESTMENT TRUST - 1.7%
377	American Tower Corp.	97,470
597	Crown Castle International Corp.	99,908
977	Equity Residential	57,467
720	Extra Space Storage, Inc.	66,506
654	Mid-America Apartment Communities, Inc.	74,994
340	SBA Communications Corp. *	101,293
1,511	Warehouses De Pauw CVA	41,239
		538,877
	RETAIL - CONSUMER STAPLES - 0.7%
173	Costco Wholesale Corp.	52,455
900	Create SD Holdings Co. Ltd.	27,946
299	Dollar General Corp.	56,962
200	Tsuruha Holdings, Inc.	27,529
410	Walmart, Inc.	49,110
		214,002

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	RETAIL - DISCRETIONARY - 0.9%
13,605	Kohl’s Corp.	$282,576

	SOFTWARE - 0.6%
514	Akamai Technologies, Inc. *	55,044
354	Citrix Systems, Inc.	52,360
800	Itochu Techno-Solutions Corp.	29,958
300	Oracle Corp Japan	35,371
		172,733
	SPECIALTY FINANCE - 0.7%
10,036	Synchrony Financial	222,398

	STEEL - 0.8%
8,600	Mitsui & Co. Ltd.	127,105
3,600	Nippon Steel Trading Corp.	113,287
		240,392
	TECHNOLOGY HARDWARE - 2.2%
23,187	Hewlett Packard Enterprise Co.	225,609
6,287	Seagate Technology PLC	304,354
11,055	Xerox Holdings Corp.	169,031
		698,994
	TECHNOLOGY SERVICES - 0.1%
800	NEC Corp.	38,337

	TELECOMMUNICATIONS - 0.4%
484	Elisa Oyj	29,431
900	KDDI Corp	26,979
1,100	Nippon Telegraph & Telephone Corp	25,648
53	Swisscom AG	27,738
		109,796
	TRANSPORTATION & LOGISTICS - 2.3%
7,606	Alaska Air Group, Inc.	275,794
5,686	Delta Air Lines, Inc.	159,492
800	Keihan Holdings Co. Ltd.	35,631
800	Keisei Electric Railway Co. Ltd.	25,027
1,100	Nagoya Railroad Co. Ltd.	31,047
14,435	Poste Italiane SpA	125,486
1,100	Tobu Railway Co. Ltd.	36,349
400	West Japan Railway Co.	22,416
		711,242
	WHOLESALE - CONSUMER STAPLES - 0.8%
6,700	Itochu Corp.	144,172
5,200	Mitsubishi Corp.	109,413
		253,585
	WHOLESALE - CONSUMER DISCRETIONARY - 0.7%
3,300	Daiwabo Holdings Co. Ltd.	215,340

	TOTAL COMMON STOCKS (Cost $12,837,302)	12,814,655

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 30.2%
	EQUITY- 2.9%
2,651	Communication Services Select Sector SPDR Fund	$143,260
1,153	Consumer Discretionary Select Sector SPDR Fund	147,250
345	Consumer Staples Select Sector SPDR Fund	20,231
1,390	Health Care Select Sector SPDR Fund	139,097
1,695	iShares China Large-Cap ETF	67,291
1,565	iShares MSCI South Korea ETF	89,408
2,492	iShares MSCI Taiwan ETF	100,228
1,107	Materials Select Sector SPDR Fund	62,379
1,462	Technology Select Sector SPDR Fund	152,764
		921,908
	FIXED INCOME- 27.3%
2,528	Invesco Senior Loan ETF	53,973
83,632	iShares 1-3 Year Treasury Bond ETF	7,243,368
597	iShares iBoxx $ Investment Grade Corporate Bond ETF	80,296
3,365	iShares Global High Yield Corporate Bond ETF	155,699
1,551	iShares JP Morgan USD Emerging Markets Bond ETF	169,400
684	iShares National Muni Bond ETF	78,934
1,449	iShares Short-Term Corporate Bond ETF	79,275
1,327	Schwab US TIPS ETF	79,647
6,654	SPDR Bloomberg Barclays Convertible Securities ETF	402,567
824	SPDR Bloomberg Barclays High Yield Bond ETF	83,356
2,598	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	79,187
		8,505,702

	TOTAL EXCHANGE TRADED FUNDS (Cost $9,358,499)	9,427,610

Principal ($)		Coupon Rate (%)	Maturity
	SHORT TERM INVESTMENT - 6.4%
	U.S. TREASURY BILL ^ - 6.4%
2,000,000	United States Treasury Bill #	0.000	7/30/2020	1,999,807
	TOTAL SHORT TERM INVESTMENT (Cost $1,999,847)

	TOTAL INVESTMENTS - 77.7% (Cost $24,195,648)			$24,242,072
	OTHER ASSETS LESS LIABILITIES - 22.3%			6,945,474
	NET ASSETS - 100%			$31,187,546

*	Non-Income Producing Security

# - Zero Coupon Bond

AG - Aktiengesellschaft

A/S - Anonim Sirketi

ASA - Allmennaksjeselskap

ETF - Exchange Traded Fund

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Société Anonyme

SE - Societas Europaea

SpA - Societa per Azioni

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Open Long Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
13	3 Mo Euro (Euribor)	Dec-20	$3,667,031	$179
13	3 Mo Euro (Euribor)	Jun-21	3,668,308	906
16	90 Day Euro$ Future	Sep-20	3,989,400	38,550
18	90 Day Euro$ Future	Dec-20	4,486,950	50,262
13	90 Day Euro$ Future	Mar-21	3,243,500	3,338
13	90 Day Euro$ Future	Jun-21	3,244,150	975
20	90 Day Sterling Future	Sep-20	3,084,831	11,114
19	90 Day Sterling Future	Dec-20	2,930,443	15,748
19	90 Day Sterling Future	Mar-21	2,932,057	6,085
20	90 Day Sterling Future	Jun-21	3,086,839	766
38	AUD/USD Currency Future	Sep-20	2,622,000	7,240
26	Bankers Acceptance Future	Sep-20	4,746,623	54,667
28	Bankers Acceptance Future	Dec-20	5,111,490	68,770
18	Bankers Acceptance Future	Mar-21	3,286,454	2,800
16	Bankers Acceptance Future	Jun-21	2,920,852	145
36	CAN 10YR Bond Future	Sep-20	4,065,727	(3,261)
20	CHF Currency Future	Sep-20	2,645,000	2,200
6	Copper Future +	Dec-20	411,375	10,113
9	Euro Bund Future	Sep-20	1,784,327	38,261
15	Euro FX Currency Future	Sep-20	2,110,031	(1,194)
9	Gasoline RBOB +	Dec-20	406,501	45,566
6	Gold 100 oz +	Aug-20	1,080,300	28,040
24	Long Gilt Future	Sep-20	4,081,634	17,833
10	Soybean Future +	Mar-20	439,375	3,963
29	US 10YR NOTE (CBT)	Sep-20	4,035,988	10,878
11	WTI Crude Future +	Dec-20	436,480	(6,920)
Net Unrealized Appreciation from Open Long Futures Contracts				$407,024

+	All of this investment is a holding of the ACSSF Fund Limited.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Open Short Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
(29)	BP Currency Future	Sep-20	$(2,246,956)	$64,038
(29)	C$ Currency Future	Sep-20	(2,134,980)	32,538
(3)	CHF Currency Future	Sep-20	(396,750)	1,050
(1)	Copper Future +	Sep-20	(68,213)	(1,263)
(64)	Corn Future +	Dec-20	(1,121,600)	(49,450)
(15)	EURO FX Currency Future	Sep-20	(2,110,031)	23,719
(23)	Gasoline RBOB +	Sep-20	(1,147,028)	(331,914)
(3)	JPY 10YR Bond Future	Sep-20	(4,225,332)	3,590
(36)	Japan Yen Currency Future	Sep-20	(4,171,950)	28,256
(27)	Live Cattle Future +	Aug-20	(1,039,770)	11,790
(10)	Live Cattle Future +	Dec-20	(1,295,625)	(2,640)
(54)	Natural Gas Future +	Sep-20	(966,060)	277,050
(16)	Natural Gas Future +	Dec-20	(439,520)	9,160
(23)	NY Harbor Future +	Sep-20	(1,162,678)	(165,228)
(8)	NY Harbor Future +	Dec-20	(420,874)	(39,921)
(26)	Soybean Future +	Nov-20	(1,146,925)	(18,000)
(87)	Sugar #11 (World) Future +	Oct-20	(1,165,382)	(4,547)
(31)	Sugar #11 (World) Future +	Mar-21	(436,083)	(2,923)
(36)	Wheat Future (CBT)+	Dec-20	(898,200)	(16,725)
(30)	WTI Crude Future +	Sep-20	(1,180,200)	(295,680)
Net Unrealized Depreciation from Open Short Futures Contracts				$(477,100)

Net Unrealized Depreciation from Open Futures Contracts				$(70,076)

+	All of this investment is a holding of the ACSSF Fund Limited.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse	CDX IG 34 5Y JUN	Sell	1.00%	6/20/2025	(79,000)	901	—	203
Credit Suisse	ITRX EUR 33 JUN	Sell	5.00%	6/20/2025	(3,500)	64	—	2
Net Unrealized Appreciation on Swap Contracts							$—	$205

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$12,814,655	—	—	$12,814,655
Exchange Traded Funds	9,427,610	—	—	9,427,610
Unrealizded Appreciation on Swap Contract	—	205	—	205
U.S. Government Treasury Bill	—	1,999,807	—	1,999,807
Total	$22,242,265	$2,000,012	$—	$24,242,277

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Open Futures Contracts	$70,076	$—	$—	$70,076
Total	$70,076	$—	$—	$70,076

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers between

The Fund did not hold any Level 3 securities during the period.

+	Refer to Portfolio of Investments for security classifications.

*	Derivative instruments include cumulative net unrealized gain or loss on futures contracts open as of June 30, 2020.

(a)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Portfolios of Investments.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

			Gross Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$28,519,297	$1,089,205	$(5,366,430)	$(4,277,225)

AlphaCentric LifeSci Healthcare Fund (LYFAX, LYFCX, LYFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value
	COMMON STOCKS - 61.4%
	BIOTECHNOLOGY & PHARMACEUTICALS - 56.7%
425	Abbvie, Inc.	$41,726
1,800	Adaptimmune Therapeutics PLC. - ADR *	18,018
725	Alexion Pharmaceuticals, Inc.*	81,375
1,100	Arcus Biosciences, Inc. *	27,214
50	Argenx SE - ADR *	11,261
2,500	Avadel Pharmaceuticals PLC - ADR *	20,200
3,600	Bellus Health, Inc. *	37,044
120	Biogen, Inc. *	32,106
550	BioNTech SE - ADR *	36,707
150	Bluebird Bio, Inc. *	9,156
710	Bristol-Myers Squibb Co.	41,748
2,000	Coherus Biosciences, Inc.*	35,720
3,150	Collegium Pharmaceutical, Inc. *	55,125
200	Deciphera Pharmaceutical, Inc. *	11,944
300	Dynavax Technologies Corp. *	2,661
2,700	Epizyme, Inc. *	43,362
3,100	Exelixis, Inc.*	73,595
500	Fate Therapeutics, Inc. *	17,155
1,800	Fusion Pharmaceuticals, Inc. *	31,446
650	Gilead Sciences, Inc.	50,011
200	GlaxoSmithKline PLC	8,158
225	Global Blood Therapeutics, Inc. *	14,204
300	GW Pharmaceuticals PLC - ADR*	36,816
725	Horizon Therapeutics PLC *	40,295
1,500	Ideaya Biosciences, Inc. *	21,315
650	Immunovant, Inc. *	15,828
300	Insmed, inc. *	8,262
1,150	Iovance Biotherapeutics, Inc.*	31,567
625	Jazz Pharmaceuticals PLC. *	68,962
650	Merck & Co., Inc.	50,265
200	Mirati Therapeutics, Inc. *	22,834
225	Neurocrine Biosciences, Inc. *	27,450
550	Novartis AG - ADR	48,037
575	Odonate Therapeutics, Inc. *	24,346
3,600	Orchard Therapeutics PLC - ADR *	21,600
200	Pfizer Inc	6,540
575	Principia Biopharma, Inc.*	34,379
500	Rocket Pharmaceuticals, Inc. *	10,465
200	Syndax Pharmaceuticals, Inc. *	2,964
2,200	Takeda Pharmaceutical Co. Ltd.	39,446
500	Trillium Therapeutics, Inc. *	4,045
575	uniQure NV *	25,910
10	Vertex Pharmaceuticals, Inc. *	2,903
100	Zoetis, Inc.	13,704
2,750	Zogenix, Inc. *	74,277
		1,332,146

AlphaCentric LifeSci Healthcare Fund (LYFAX, LYFCX, LYFIX)
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 3.0%
35	Anthem, Inc.	$9,204
65	Cigna Corp.	12,197
310	Quest Diagnostics, Inc.	35,328
45	UnitedHealth Group, Inc.	13,273
		70,002
	MEDICAL EQUIPMENT & DEVICES - 1.2%
64	Bio-Rad Laboratories, Inc. *	28,895

	RETAIL - CONSUMER STAPLES - 0.5%
300	Walgreens Boots Alliance, Inc.	12,717

	TOTAL COMMON STOCKS (Cost $1,276,916)	1,443,760

	PRIVATE INVESTMENT FUNDS - 6.1%
130,435	Athira Pharma, Inc. * **	142,500
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $150,000)

	SHORT-TERM INVESTMENTS - 15.2%
	MONEY MARKET FUNDS - 15.2%
159,184	Fidelity Investments Money Market Fund, Government Portoflio, Institituional Class to yield 0.08%^	159,184
197,072	First American Government Obligations Fund, Class U to yield 0.11%	197,079
	TOTAL SHORT-TERM INVESTMENTS (Cost $356,263)	356,263

	TOTAL INVESTMENTS - 82.7% (Cost $1,783,179)	$1,942,523
	OTHER ASSETS LESS LIABILITIES - 17.3%	406,151
	NET ASSETS - 100%	$2,348,674

*	Non-income producing security

**	Illiquid security. Total illiquid securities represents 6.1% of net assets as of June 30, 2020.

^	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

ADR - American Depository Receipt

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets and liabilities measured at fair value:

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$1,443,760	$—	$—	$1,443,760
Money Market Fund	356,263	—	—	356,263
Private Investment Funds	—	—	142,500	142,500
Total	$1,800,023	$—	$142,500	$1,942,523

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and

+	Refer to Portfolio of Investments for security classifications.

The following table summarizes the valuation techniques and significant unobservable inputs used for the ALHF’s investments that are categorized within Level 3 of the fair value hierarchy as of June 30, 2020:

Private Investment Funds
Beginning Balance	$150,000
Total realized gain (loss)	—
Appreciation (Depreciation)	(7,500)
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal Paydowns	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$142,500

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2020, are as follows:

	Fair Value at	Valuation		Range of Inputs
Assets (at fair value)	June 30, 2020	Technique	Unobservable Inputs	(Weighted Average)
Athira Pharma, Inc.	$142,500	Value at Cost	5% Liquidity Discount	N/A

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Data of Similar Companies	Increase	Decrease

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross Unrealized	Gross Unrealized
Tax Cost	Appreciation	Depreciation	Gross Unrealized Appreciation/(Depreciation)
$1,790,569	$205,198	$(53,244)	$151,954

AlphaCentric Energy Income Fund (AEIAX, AEICX, AEIIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value
	COMMON STOCKS - 61.7%
	ELECTRIC UTILITIES - 14.3%
1,070	Algonquin Power & Utilities Corp.	$13,846
690	Clearway Energy, Inc.	15,911
760	NextEra Energy Partners L.P.	38,973
1,080	Northland Power, Inc.	26,944
1,495	TerraForm Power, Inc.	27,568
2,150	TransAlta Renewables, Inc.	23,031
225	Xcel Energy, Inc.	14,063
		160,336
	OIL & GAS PRODUCERS - 43.5%
635	AltaGas Ltd.	7,296
1,055	Antero Midstream Corp.	5,381
150	Cheniere Energy, Inc. *	7,248
2,190	Enbridge, Inc.	66,620
405	Equitrans Midstream Corp.	3,366
600	Gibson Energy, Inc.	9,308
250	Hess Midstream L.P.	4,580
380	Keyera Corp.	5,767
2,400	Kinder Morgan, Inc.	36,408
1,330	ONEOK, Inc.	44,183
460	Pembina Pipeline Corp.	11,500
4,950	Plains GP Holdings L.P.	44,055
4,500	Targa Resources Corp.	90,315
1,205	TC Energy Corp.	51,646
5,270	The Williams Co., Inc.	100,235
		487,908

	OIL & GAS SERVICES & EQUIPMENT - 0.6%
1,075	Archrock, Inc.	6,977

	RENEWABLE ENERGY - 3.3%
1,225	Atlantica Sustainable Infrastructure PLC	36,520

	TOTAL COMMON STOCKS (Cost $675,313)	691,741

	PARTNERSHIP SHARES - 21.3%
	ELECTRIC UTILITIES - 1.8%
415	Brookfield Renewable Partners L.P.	19,879

	OIL & GAS PRODUCERS - 19.5%
110	Cheniere Energy Partners, L.P.	3,848
1,225	Enable Midstream Partners L.P.	5,733
5,010	Energy Transfer L.P.	35,671
3,690	Enterprise Products Partners L.P.	67,047
1,210	Magellan Midstream Partners, L.P.	52,236
2,750	MPLX LP	47,520
660	Rattler Midstream L.P. *	6,402
		218,457

	TOTAL PARTNERSHIP SHARES (Cost $231,286)	238,336

	TOTAL INVESTMENTS - 83.0% (Cost $906,599)	$930,077
	OTHER ASSETS LESS LIABILITIES - 17.0%	190,830
	TOTAL NET ASSETS - 100.0%	$1,120,907

*	Non-income producing security.

LP - Limited Partnership

PLC - Public Limited Company

SA - Société Anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$691,741	$—	$—	$691,741
Partnership Shares	238,336	—	—	238,336
Total	$930,077	$—	$—	$930,077

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1

The Fund did not hold any Level 3 securities during the period.

+	Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross		Net Unrealized
	Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$1,047,898	$63,626	$(181,447)	$(117,821)

AlphaCentric Municipal Opportunities Fund (MUNAX, MUNCX, MUNIX)
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares				Value
	CLOSED END FUNDS - 23.2%
	FIXED INCOME - 23.2%
1,750	Blackrock Long-Term Municipal Advantage Trust			$20,737
1,900	Blackrock Municipal Income Trust			25,213
1,490	Blackrock Municipal Income Trust II			21,918
2,050	BlackRock MuniHoldings Quality Fund, Inc.			24,887
3,000	Pimco Municipal Income Fund Il			40,350
	TOTAL CLOSED END FUNDS (Cost $120,646)			133,105

	EXCHANGE TRADED FUNDS - 23.1%
	FIXED INCOME - 23.1%
925	IQ MacKay Municipal Insured ETF			25,012
220	iShares National Muni Bond ETF			25,388
1,000	ProShares Short 20+ Year Treasury			15,450
370	SPDR Nuveen S&P High Yield Municipal Bond ETF			20,853
350	VanEck Vectors High-Yield Municipal Index ETF			20,748
1,050	VanEck Vectors Short High-Yield Municipal Index ETF			25,011
	TOTAL EXCHANGE TRADED FUNDS (Cost $130,950)			132,462

Principal Amount ($)		Coupon Rate (%)	Maturity
	REVENUE BONDS - 47.7%
25,000	Capital Trust Agency, Inc.	5.000	7/1/2053	18,767
25,000	Clark Regional Wastewater District	5.000	12/1/2040	31,803
25,000	Lodi Public Financing Authority	4.000	6/1/2039	30,011
25,000	Missouri State Health & Educational Facilities Authority	5.000	2/1/2046	25,659
30,000	New Mexico Finance Authority	4.000	6/1/2032	37,114
25,000	Oklahoma Water Resources Board	4.000	4/1/2024	27,452
25,000	Puerto Rico Electric Power Authority	5.250	7/1/2030	25,609
25,000	Puerto Rico Highway & Transportation Authority	5.250	7/1/2033	25,577
25,000	South Carolina Jobs-Economic Development Authority	5.000	11/15/2054	23,932
30,000	Wisconsin Health & Educational Facilities Authority	4.000	7/1/2048	27,305
	TOTAL REVENUE BONDS (Cost $287,054)			273,229

	TOTAL INVESTMENTS - 94.0% (Cost - $538,650)			$538,796
	OTHER ASSETS LESS LIABILITIES - 6.0%			34,352
	TOTAL NET ASSETS - 100.0%			$573,148

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Exchange Traded Funds	$132,462	$—	$—	$132,462
Closed End Funds	133,105	—	—	133,105
Municipal Bonds	—	273,229	—	273,229
Total	$265,567	$273,229	$—	$538,796

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1

The Fund did not hold any Level 3 securities during the period.

+	Refer to Portfolio of Investments for security classifications.

(a)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Portfolios of Investments.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross		Net Unrealized
	Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$540,374	$20,802	$(22,380)	$(1,578)